Shareholder Report, Holdings (Details) - BNY Mellon New York AMT-Free Municipal Bond Fund	May 31, 2024
Class A – PSNYX | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class A – PSNYX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class A – PSNYX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class A – PSNYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class A – PSNYX | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class A – PSNYX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class A – PSNYX | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class A – PSNYX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class A – PSNYX | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class A – PSNYX | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class A – PSNYX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class A – PSNYX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class A – PSNYX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class C– PNYCX | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class C– PNYCX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class C– PNYCX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class C– PNYCX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class C– PNYCX | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class C– PNYCX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class C– PNYCX | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class C– PNYCX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class C– PNYCX | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class C– PNYCX | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class C– PNYCX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class C– PNYCX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class C– PNYCX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class I – DNYIX | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class I – DNYIX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class I – DNYIX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class I – DNYIX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class I – DNYIX | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class I – DNYIX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class I – DNYIX | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class I – DNYIX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class I – DNYIX | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class I – DNYIX | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class I – DNYIX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class I – DNYIX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class I – DNYIX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Y – DNYYX | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class Y – DNYYX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Y – DNYYX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Y – DNYYX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Y – DNYYX | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Y – DNYYX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Y – DNYYX | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Y – DNYYX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Y – DNYYX | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Y – DNYYX | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Y – DNYYX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Y – DNYYX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class Y – DNYYX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Class Z – DNYAX | Other
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Class Z – DNYAX | Multifamily Housing
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Class Z – DNYAX | Nursing Homes
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Class Z – DNYAX | Utilities
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Class Z – DNYAX | Power
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Class Z – DNYAX | Tobacco Settlement
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Class Z – DNYAX | Medical
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Class Z – DNYAX | General Obligation
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Class Z – DNYAX | Water
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Class Z – DNYAX | Development
Holdings [Line Items]
Percent of Net Asset Value	8.30%
Class Z – DNYAX | Airport
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Class Z – DNYAX | Transportation
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Class Z – DNYAX | Education
Holdings [Line Items]
Percent of Net Asset Value	12.50%